Investments (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Fixed Maturities And Equity Securities Available For Sale By Component

A summary of fixed maturities available for sale and equity securities by cost or amortized cost and estimated fair value at December 31, 2011 and 2010 is as follows:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amount per the Balance Sheet	% of Total Fixed Maturities*

2011:
Fixed maturities available for sale:
Bonds:
U.S. Government direct, guaranteed, and government-sponsored enterprises	$65,283	$1,756	$(4)	$67,035	$67,035	1%
States, municipalities, and political subdivisions	1,213,082	118,636	(1,896)	1,329,822	1,329,822	11
Foreign governments	21,832	1,327	0	23,159	23,159	0
Corporates	8,357,809	1,051,019	(137,908)	9,270,920	9,270,920	78
Collateralized debt obligations	60,437	0	(30,117)	30,320	30,320	0
Other asset-backed securities	42,862	3,210	(1,392)	44,680	44,680	0
Redeemable preferred stocks	1,162,939	27,184	(67,854)	1,122,269	1,122,269	10%

Total fixed maturities	10,924,244	1,203,132	(239,171)	11,888,205	11,888,205	100%

Equity securities	14,875	2,244	(63)	17,056	17,056

Total fixed maturities and equity securities	$10,939,119	$1,205,376	$(239,234)	$11,905,261	$11,905,261

*	At fair value

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amount per the Balance Sheet	% of Total Fixed Maturities

2010:
Fixed maturities available for sale:
Bonds:
U.S. Government direct, guaranteed, and government-sponsored enterprises	$78,387	$1,347	$(1,060)	$78,674	$78,674	1%
States, municipalities, and political subdivisions	1,212,185	10,752	(41,811)	1,181,126	1,181,126	11
Foreign governments	22,352	679	0	23,031	23,031	0
Corporates	7,707,938	423,076	(210,149)	7,920,865	7,920,865	75
Collateralized debt obligations	56,525	0	(34,069)	22,456	22,456	0
Other asset-backed securities	46,406	3,010	(678)	48,738	48,738	1
Redeemable preferred stocks	1,311,704	36,405	(79,965)	1,268,144	1,268,144	12

Total fixed maturities	10,435,497	475,269	(367,732)	10,543,034	10,543,034	100%
Equity securities	14,875	2,348	(69)	17,154	17,154

Total fixed maturities and equity securities	$10,450,372	$477,617	$(367,801)	$10,560,188	$10,560,188

Schedule Of Fixed Maturities By Contractual Maturity

Actual maturities could differ from contractual maturities due to call or prepayment provisions.

	Amortized Cost	Fair Value
Fixed maturities available for sale:
Due in one year or less	$64,222	$64,895
Due from one to five years	527,836	564,584
Due from five to ten years	669,994	728,784
Due from ten to twenty years	2,439,335	2,649,607
Due after twenty years	7,114,402	7,799,590
Mortgage-backed and asset-backed securities	108,455	80,745

	$10,924,244	$11,888,205

Schedule Of Analysis Of Investment Operations

Analysis of investment operations:

	Year Ended December 31,
	2011	2010	2009

Net investment income is summarized as follows:
Fixed maturities	$683,101	$662,202	$609,566
Equity securities	1,558	1,183	1,287
Policy loans	29,293	27,248	25,394
Other long-term investments	2,439	3,064	6,482
Short-term investments	165	762	1,296

	716,556	694,459	644,025
Less investment expense	(23,528)	(18,095)	(11,485)

Net investment income	$693,028	$676,364	$632,540

Schedule Of Analysis Of Realized Gains (Losses) From Investments
An analysis of realized gains (losses) from investments is as follows:
Realized investment gains (losses):
Fixed maturities:
Sales and other	$27,790	$43,022	$15,638
Writedowns	(20)	(4,850)	(143,166)
Equity securities	0	1	(862)
Loss on redemption of debt	0	(1,646)	(1)
Other	(1,866)	813	(1,101)

	25,904	37,340	(129,492)
Applicable tax	(9,066)	(13,070)	44,147

Realized gains (losses) from investments, net of tax	$16,838	$24,270	$(85,345)

Schedule Of Analysis Of The Net Change In Unrealized Investement Gains (Losses)
An analysis of the net change in unrealized investment gains (losses) is as follows:
Equity securities	$(98)	$432	$2,377
Fixed maturities available for sale	856,424	562,921	1,240,781

Net change in unrealized gains (losses) on securities	$856,326	$563,353	$1,243,158

Additional information about securities sold is as follows:

Summary Of Information About Securities Sold

Additional information about securities sold is as follows:

	At December 31,
	2011		2010		2009
Fixed maturities:
Proceeds from sales	$236,662	**	$314,904	*	$830,892 *
Gross realized gains	28,249		29,821		69,249
Gross realized losses	(24,323)		(13,361)		(56,499)

Equities:
Proceeds from sales	0		1		1,138
Gross realized gains	0		1		0
Gross realized losses	0		0		(862)

*	Proceeds from sales including discontined assets were $326 million in 2010 and $900 million in 2009.
**	Includes $12.3 million of unsettled trades

Assets Measured At Fair Value On A Recurring Basis

The following tables represent the fair value of assets measured on a recurring basis at December 31, 2011 and 2010:

	Fair Value Measurements at December 31, 2011 Using:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
Fixed maturities available for sale:
Bonds:	`
U.S. Government direct, guaranteed, and government-sponsored enterprises	$0	$67,035	$0	$67,035
States, municipalities, and political subdivisions	0	1,329,822	0	1,329,822
Foreign governments	0	23,159	0	23,159
Corporates	28,092	9,231,578	11,250	9,270,920
Collateralized debt obligations	0	0	30,320	30,320
Other asset-backed securities	0	37,558	7,122	44,680
Redeemable preferred stocks	217,613	904,656	0	1,122,269

Total fixed maturities	245,705	11,593,808	48,692	11,888,205
Equity securities	16,346	0	710	17,056

Total fixed maturities and equity securities	$262,051	$11,593,808	$49,402	$11,905,261

Percentage of total	2.2%	97.4%	0.4%	100.0%

Description	Fair Value Measurements at December 31, 2010 Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
Fixed maturities available for sale:
Bonds:
U.S. Government direct, guaranteed, and government-sponsored enterprises	$0	$78,674	$0	$78,674
States, municipalities and political subdivisions	0	1,181,126	0	1,181,126
Foreign governments	0	23,031	0	23,031
Corporates	15,347	7,831,845	73,673	7,920,865
Collateralized debt obligations	0	0	22,456	22,456
Other asset-backed securities	0	40,696	8,042	48,738
Redeemable preferred stocks	270,189	997,955	0	1,268,144

Total fixed maturities	285,536	10,153,327	104,171	10,543,034

Equity securities	16,484	0	670	17,154

Total fixed maturities and equity securities	$302,020	$10,153,327	$104,841	$10,560,188

Percent of total	2.9%	96.1%	1.0%	100.0%

Schedule Of Changes In Assets Measured At Fair Value On A Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following table represents changes in assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

	Analysis of Changes in Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Asset- backed securities	Collateralized debt Obligations	Corporates*	Other	Total
Balance at January 1, 2009	$23,077	$14,158	$164,881	$1,246	$203,362
Total gains or losses:
Included in realized gains/losses	0	(83,458)	(2,502)	0	(85,960)
Included in other comprehensive income	1,717	80,674	(2,728)	12	79,675
Sales	0	125	(6,833)	0	(6,708)
Amortization	(183)	1,014	2,366	(5)	3,192
Other **	0	5,524	213	148	5,885
Transfers in to Level 3	0	0	48,995	4,435	53,430
Transfers out of Level 3	(16,630)	0	(132,628)	0	(149,258)

Balance at December 31, 2009	7,981	18,037	71,764	5,836	103,618
Total gains or losses:
Included in realized gains/losses	0	(1,712)	1,504	708	500
Included in other comprehensive income	255	2,445	14,711	(534)	16,877
Sales	0	0	(5,862)	(2,331)	(8,193)
Amortization	(194)	2,333	2,536	(1)	4,674
Other **	0	1,353	0	0	1,353
Transfers out of Level 3	0	0	(10,980)	(3,008)	(13,988)

Balance at December 31, 2010	8,042	22,456	73,673	670	$104,841
Total gains or losses:
Included in realized gains/losses	0	0	(12,542)	0	(12,542)
Included in other comprehensive income	(714)	3,952	14,578	40	17,856
Sales	0	0	(13,875)	0	(13,875)
Amortization	(206)	2,470	1,302	0	3,566
Other **	0	1,442	0	0	1,442
Transfers out of Level 3	0	0	(51,886)	0	(51,886)

Balance at December 31, 2011	$7,122	$30,320	$11,250	$710	$49,402

*	Includes redeemable preferred stocks
**	Includes capitalized interest and foreign exchange adjustments.

Transfers in and out of each of the valuation levels of fair values

The following table presents transfers in and out of each of the valuation levels of fair values.

	2011			2010			2009
	In	Out	Net	In	Out	Net	In	Out	Net
Level 1	$0	$0	$0	$54	$(4,848)	$(4,794)	$0	$0	$0
Level 2	51,886	0	51,886	18,836	(54)	18,782	149,258	(53,430)	95,828
Level 3	0	(51,886)	(51,886)	0	(13,988)	(13,988)	53,430	(149,258)	(95,828)

Writedowns For Other-Than-Temporary Impairments

The following table presents the writedowns recorded due to these impairments in accordance with accounting guidance and whether the writedown was charged to earnings or other comprehensive income.

Writedowns for Other-Than-Temporary Impairments

	2011		2010		2009
	Net Income	Other Comprehensive Income	Net Income	Other Comprehensive Income	Net Income	Other Comprehensive Income
Collateralized debt obligations	$0	$0	$1,712	$0	$ 83,457	$20,766
Corporate bonds	20	0	3,138	0	59,709	0

Total pre-tax	$20	$0	$4,850	$0	$143,166	$20,766

After tax	$13	$0	$3,152	$0	$ 94,234	$13,498

Schedule Of Unrealized Investment Losses By Class Of Investment

Torchmark considers these investments to be only temporarily impaired.

ANALYSIS OF GROSS UNREALIZED INVESTMENT LOSSES

At December 31, 2011

	Less than Twelve Months		Twelve Months or Longer		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Fixed maturities available for sale:
Bonds:
U.S. Government direct, guaranteed, and government-sponsored enterprises	$279	$(3)	$34	$(1)	$313	$(4)
States, municipalities and political subdivisions	0	0	17,609	(1,896)	17,609	(1,896)
Foreign governments	0	0	0	0	0	0
Corporates	585,265	(38,249)	612,338	(99,659)	1,197,603	(137,908)
Collateralized debt obligations	0	0	30,320	(30,117)	30,320	(30,117)
Other asset-backed securities	0	0	7,122	(1,392)	7,122	(1,392)
Redeemable preferred stocks	205,449	(14,250)	367,450	(53,604)	572,899	(67,854)

Total fixed maturities	790,993	(52,502)	1,034,873	(186,669)	1,825,866	(239,171)

Equity securities	386	(63)	0	0	386	(63)

Total fixed maturities and equity securities	$791,379	$(52,565)	$1,034,873	$(186,669)	$1,826,252	$(239,234)

ANALYSIS OF GROSS UNREALIZED INVESTMENT LOSSES

At December 31, 2010

	Less than Twelve Months		Twelve Months or Longer		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Fixed maturities available for sale:
Bonds:
U.S. Government direct, guaranteed, and government-sponsored enterprises	$56,905	$(1,060)	$0	$0	$56,905	$(1,060)
States, municipalities and political subdivisions	685,754	(26,734)	66,591	(15,077)	752,345	(41,811)
Foreign governments	0	0	0	0	0	0
Corporates	1,284,966	(39,331)	862,820	(170,818)	2,147,786	(210,149)
Collateralized debt obligations	0	0	22,331	(34,069)	22,331	(34,069)
Other asset-backed securities	0	0	8,042	(678)	8,042	(678)
Redeemable preferred stocks	199,362	(3,339)	646,454	(76,626)	845,816	(79,965)

Total fixed maturities	2,226,987	(70,464)	1,606,238	(297,268)	3,833,225	(367,732)

Equity securities	0	0	30	(69)	30	(69)

Total fixed maturities and equity securities	$2,226,987	$(70,464)	$1,606,268	$(297,337)	$3,833,255	$(367,801)

Summary Of Additional Information About Investments In Unrealized Loss Position

Additional information about investments in an unrealized loss position is as follows:

	Less than Twelve Months	Twelve Months or Longer	Total

Number of issues (Cusip numbers) held:
As of December 31, 2011	117	93	210
As of December 31, 2010	234	133	367

Schedule Of Other Long-Term Investments

Other long-term investments consist of the following:

	December 31,
	2011	2010
Mortgage loans, at cost	$551	$14,481
Investment real estate, at depreciated cost	3,165	2,154
Low-income housing interests	12,188	14,482
Collateral loans	7,598	8,913
Other	2,665	2,955

Total	$26,167	$42,985